UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment   [_]  Amendment Number: ______

This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Addison Clark Management, L.L.C.
Address:    10 Wright Street, Suite 100
            Westport, Connecticut 06880

Form 13F File Number: 028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Terence M. Hogan
Title:      Managing Member
Phone:      (203) 222-4000

Signature, Place, and Date of Signing:


/s/ Terence M. Hogan      Westport, Connecticut      November 15, 2010
--------------------     ----------------------    --------------------
     [Signature]           [City, State]                  [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 23

Form 13F Information Table Value Total: $470,712
                                        (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name
1.    028-10545               Addison Clark Fund, L.P.

2.    028-10547               Addison Clark Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                  Addison Clark Management, L.L.C.
COLUMN 1                         COLUMN  2      COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6       COL 7        COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP       (x1000)   PRN AMT   PRN CALL  DISCRETION      MNGRS  SOLE      SHR NONE
--------------                --------------     -----       -------   -------   --- ----  ----------      -----  ----      --- ----
AES CORP                      COM               00130H105   29,757     2,621,750 SH        Shared-Defined  1,2    2,621,750
AMERISTAR CASINOS INC         COM               03070Q101   36,302     2,080,323 SH        Shared-Defined  1,2    2,080,323
BARRICK GOLD CORP             COM               067901108   14,470       312,593 SH        Shared-Defined  1,2      312,593
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH    112585104   20,025       705,856 SH        Shared-Defined  1,2      705,856
CALPINE CORP                  COM NEW           131347304   12,552     1,008,196 SH        Shared-Defined  1,2    1,008,196
CENOVUS ENERGY INC            COM               15135U109   24,661       857,161 SH        Shared-Defined  1,2      857,161
CHARTER COMMUNICATIONS INC D  CL A NEW          16117M305   27,700       852,298 SH        Shared-Defined  1,2      852,298
CRESUD SA COMERCIAL           *W EXP 05/22/201  P3311R192      183       913,280 SH        Shared-Defined  1,2      913,280
EL PASO CORP                  COM               28336L109   33,083     2,672,327 SH        Shared-Defined  1,2    2,672,327
ENSCO PLC                     SPONSORED ADR     29358Q109   29,967       669,964 SH        Shared-Defined  1,2      669,964
FULL HOUSE RESORTS INC        COM               359678109    4,198     1,336,981 SH        Shared-Defined  1,2    1,336,981
GEOMET INC DEL                COM               37250U201       89       105,885 SH        Shared-Defined  1,2      105,885
GREENLIGHT CAPITAL RE LTD     CLASS A           G4095J109    4,880       195,029 SH        Shared-Defined  1,2      195,029
INTERNATIONAL FLAVORS&FRAGRA  COM               459506101   14,679       302,528 SH        Shared-Defined  1,2      302,528
ISLE OF CAPRI CASINOS INC     COM               464592104    9,457     1,320,844 SH        Shared-Defined  1,2    1,320,844
LIBERTY GLOBAL INC            COM SER A         530555101    4,194       136,139 SH        Shared-Defined  1,2      136,139
MOSAIC CO                     COM               61945A107   17,180       292,377 SH        Shared-Defined  1,2      292,377
PENN NATL GAMING INC          COM               707569109   49,928     1,686,174 SH        Shared-Defined  1,2    1,686,174
PINNACLE ENTMT INC            COM               723456109   19,132     1,715,849 SH        Shared-Defined  1,2    1,715,849
UNITEDHEALTH GROUP INC        COM               91324P102   26,554       756,319 SH        Shared-Defined  1,2      756,319
VODAFONE GROUP PLC NEW        SPONS ADR NEW     92857W209   37,540     1,513,088 SH        Shared-Defined  1,2    1,513,088
WELLCARE HEALTH PLANS INC     COM               94946T106   31,018     1,071,048 SH        Shared-Defined  1,2    1,071,048
WESTERN UN CO                 COM               959802109   23,165     1,310,953 SH        Shared-Defined  1,2    1,310,953

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